Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid external research, development and manufacturing costs	$ 843	$ 20,582
Prepaid Insurance	2,392	3,190
Prepaid compensation and other	1,314	1,292
Interest receivable	377	229
Prepaid expenses and other current assets	$ 4,926	$ 25,293